Financial Instruments - Offsetting Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Interest Rate Swaps
Interest rate swaps asset
Gross amounts presented in the consolidated balance sheet	$ 0	$ 84
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	0	(52)
Net amount	0	32
Interest rate swaps liability
Gross amounts presented in the consolidated balance sheet	(50,383)	(5,798)
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	0	52
Net amount	(50,383)	(5,746)
Foreign Exchange
Interest rate swaps asset
Gross amounts presented in the consolidated balance sheet	2,446	1,246
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	(57)	0
Net amount	2,389	1,246
Interest rate swaps liability
Gross amounts presented in the consolidated balance sheet	(57)	0
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	57	0
Net amount	$ 0	$ 0